PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2025 USD ($) EMPLOYEE	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Employee benefit plan funding and related payments				$ 0	$ 7	$ 7
Mark-to-market adjustment, net of capitalized amounts				10	2	(31)
First Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee benefit plan funding and related payments		$ 11	$ 12	$ 49	59
Pension | JCP&L
Defined Benefit Plan Disclosure [Line Items]
Expected future contributions		$ 0
Pension | First Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average discount rate		8.00%		8.00%
Expected future contributions		$ 250		$ 250
Pension | MetLife | First Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Transfer of plan assets	$ 640
Transfer of benefit obligations	$ 652
Defined benefit plan, number of covered employees by plan | EMPLOYEE	2,000
Pensions and OPEB
Defined Benefit Plan Disclosure [Line Items]
Mark-to-market adjustment, net of capitalized amounts				45	22	2
Pension & OPEB mark-to-market adjustments				55
Pensions and OPEB | First Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension & OPEB mark-to-market adjustments				(253)
Pensions and OPEB | Integrated
Defined Benefit Plan Disclosure [Line Items]
Mark-to-market adjustment, net of capitalized amounts				$ (29)	$ (8)	$ 36